CPG CARLYLE COMMITMENTS FUND, LLC

SCHEDULE OF INVESTMENTS

June 30, 2021 (UNAUDITED)

CPG CARLYLE COMMITMENTS FUND, LLC(a)

Investment in CPG Carlyle Commitments Master Fund, LLC, at value - 100.12%(b)	$1,064,611,222
Liabilities in Excess of Other Assets (-0.12%)	(1,323,775)
Net Assets (100.00%)	$1,063,287,447

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Consolidated Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2021 (UNAUDITED)

	Geographic	Acquisition			Percentage of
Investment Funds (91.93%)	Region	Date	Cost	Fair Value	Net Assets
Co-Investments (19.67%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	9/28/2018	$10,279,093	$11,643,767	1.09%
Carlyle Eagle Coinvestment, L.P.(a)(b)	North America	2/15/2018	9,083,035	29,357,432	2.76%
Carlyle ECI Coinvestment, L.P.(a)(b)	North America	3/31/2014	0	30,658	0.00	%(c)
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	6/29/2018	15,534,694	20,636,699	1.94%
Carlyle Interlink Coinvestment, L.P.(a)(b)(d)	North America	10/15/2013	2,304,478	1,862,954	0.17%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	11/11/2016	3,114,691	3,004,005	0.28%
Carlyle PIB Coinvestment, L.P.(a)(b)	Europe	2/28/2017	0	16,918	0.00	%(c)
Carlyle RDSL Coinvestment, L.P.(a)	South America	9/30/2015	11,213,295	40,785,723	3.83%
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	9/30/2015	9,180,000	11,043,959	1.04%
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	12/28/2017	5,057,905	6,452,473	0.61%
CEMOF II Master Co-Investment Partners, L.P.(a)(b)(d)	North America	9/12/2016	5,673,263	6,922,192	0.65%
CSP III Magellan Co-investment (Cayman), L.P.(a)(b)	North America	3/27/2014	4,535,474	3,545,600	0.33%
Matador Co-Investment SCSp(a)(d)	Europe	9/30/2019	5,260,110	4,787,893	0.45%
Nash Coinvestment, L.P.(a)(d)	Africa	10/10/2017	7,061,338	10,916,793	1.03%
Neptune Coinvestment, L.P.(a)(d)	Europe	6/23/2017	7,531,800	16,066,795	1.51%
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	1/30/2018	14,206,022	42,326,091	3.98%
Riverstone Fieldwood Partners, L.P.(a)(b)(d)	North America	6/30/2016	7,012,984	3,248	0.00	%(c)
Riverstone Fieldwood Partners-D, L.P.(a)(b)	North America	7/25/2018	1,216,629	26,621	0.00	%(c)
Total Co-Investments			118,264,811	209,429,821

Primary Investments (41.39%)
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(d)	North America	11/13/2017	22,844,525	35,189,034	3.31%
Carlyle Asia Partners Growth I, L.P.(a)(b)(d)	Asia/Pacific	5/23/2016	11,581,344	10,196,825	0.96%
Carlyle Asia Partners IV, L.P.(a)(d)	Asia/Pacific	5/25/2014	40,833,708	46,465,260	4.36%
Carlyle Asia Partners V, L.P.(a)(d)	Asia/Pacific	10/30/2017	33,888,301	44,214,167	4.15%
Carlyle Europe Partners V, L.P.(a)(b)(d)	Europe	4/23/2018	14,361,172	15,236,319	1.43%
Carlyle Europe Technology Partners III, L.P.(a)(b)(d)	Europe	3/28/2015	14,628,068	20,491,389	1.92%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(d)	Europe	11/30/2018	12,407,001	14,864,380	1.40%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(d)	Global	6/30/2014	8,760,349	10,214,844	0.96%
Carlyle Global Financial Services Partners III, L.P.(a)(b)(d)	Global	6/30/2017	23,371,229	25,618,877	2.41%
Carlyle International Energy Partners II, S.C.Sp.(a)(d)	Global	11/30/2018	4,195,660	4,459,878	0.42%
Carlyle International Energy Partners, L.P.(a)(d)	Global	3/12/2014	28,075,384	29,172,896	2.74%
Carlyle Partners VI, L.P.(a)(d)	North America	9/30/2013	12,951,123	27,532,654	2.59%
Carlyle Partners VII, L.P.(a)(d)	North America	11/29/2017	62,724,526	67,388,857	6.33%
Carlyle Structured Credit Fund, L.P.(a)(d)	North America	4/17/2017	44,592,005	44,022,809	4.14%
CVC Credit Partners Global Special Situations Fund II SCSP(a)(b)(d)	Europe	6/6/2019	5,366,277	5,903,570	0.55%
Golub Capital Partners 10, L.P.(a)(d)	North America	10/1/2016	13,125,000	13,430,387	1.26%
JLL Partners Fund VII, L.P.(a)(d)	North America	3/31/2016	5,888,683	10,629,991	1.00%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(d)	North America	9/16/2019	3,295,396	4,071,838	0.38%
Spring Bridge Partners, L.P.(a)(b)(d)	North America	9/17/2019	8,405,478	11,503,804	1.08%
Vitruvian Investment Partnership IV(a)(b)(d)	Europe	8/31/2020	151,764	19,226	0.00	%(c)
Total Primary Investments			371,446,993	440,627,005

Secondary Investments (30.87%)
Aberdeen Venture Partners IV, L.P.(a)	North America	9/30/2016	0	47,091	0.00	%(c)
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(d)	North America	6/2/2021	1,754,405	1,754,405	0.16%
Audax Private Equity Fund, L.P.(a)(b)	North America	9/30/2016	0	34,720	0.00	%(c)

	Geographic	Acquisition			Percentage of
Investment Funds (91.93%) (continued)	Region	Date	Cost	Fair Value	Net Assets
Secondary Investments (30.87%) (continued)
Blue Point Capital Partners II, L.P.(a)(b)	North America	11/30/2020	$0	$168,533	0.02%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	4/2/2014	138,083	57,729	0.01%
Brentwood Associates Opportunities Fund, L.P.(a)(b)(d)	North America	4/15/2021	3,936,203	3,936,204	0.37%
Caliburn Strategic Fund(a)(b)	Europe	9/30/2016	359,635	423,966	0.04%
Canyon Distressed Opportunity Fund (Cayman), L.P.(a)(b)	North America	11/14/2017	0	6,254	0.00	%(c)
Canyon Distressed Opportunity Fund (Delaware), L.P.(a)(b)	North America	11/14/2017	0	68,278	0.01%
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	298,498	11,230	0.00	%(c)
Carlyle Asia Partners II, L.P.(a)(b)(d)	Asia/Pacific	9/1/2013	127,118	185,484	0.02%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	770,061	135,805	0.01%
Carlyle Asia Partners III, L.P.(a)(b)(d)	Asia/Pacific	12/31/2014	3,315,310	3,507,054	0.33%
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(d)	Asia/Pacific	12/31/2018	1,984,366	4,284,469	0.40%
Carlyle Asia Partners IV, L.P.(a)(d)	Asia/Pacific	5/24/2017	1,632,696	1,706,419	0.16%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(d)	Europe	10/31/2017	373,512	501,553	0.05%
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(b)(d)	North America	9/30/2016	68,299	1,845,246	0.17%
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	764,904	80,446	0.01%
Carlyle Europe Partners II, L.P.(a)(b)(d)	Europe	7/1/2013	2,609,086	1,244,372	0.12%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	4/2/2014	3,873,857	1,192,664	0.11%
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	22,979	3,818	0.00	%(c)
Carlyle Europe Technology Partners II, L.P.(a)(b)(d)	Europe	12/18/2018	0	30,820	0.00	%(c)
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)(b)	Global	4/2/2014	1,618	856	0.00	%(c)
Carlyle Global Financial Services Partners II, L.P.(a)(b)(d)	Global	12/31/2017	2,594,021	4,639,928	0.44%
Carlyle Global Financial Services Partners, L.P.(a)(b)(d)	Global	6/30/2014	0	392,048	0.04%
Carlyle Infrastructure Partners, L.P.(a)(b)(d)	North America	8/29/2014	1,418,216	474,357	0.04%
Carlyle International Energy Partners, L.P.(a)(d)	Global	12/29/2017	6,829,150	6,807,009	0.64%
Carlyle Japan Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	238,860	13,423	0.00	%(c)
Carlyle Japan Partners II, L.P.(a)(b)(d)	Asia/Pacific	9/30/2016	69,543	718,269	0.07%
Carlyle MENA Partners, L.P.(a)(b)(d)	Middle East/North Africa	9/28/2018	320,566	334,818	0.03%
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	12/30/2015	7,568,929	474,942	0.04%
Carlyle Partners V Coinvestment, L.P.(a)(b)	North America	4/2/2014	673,868	1,219,760	0.11%
Carlyle Partners V, L.P.(a)(b)(d)	North America	6/28/2013	10,652,402	17,373,887	1.63%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	8/31/2014	235,260	405,429	0.04%
Carlyle Partners VI, L.P.(a)(d)	North America	7/6/2016	0	11,769,596	1.11%
Carlyle Realty Partners V, L.P.(a)(b)(d)	North America	10/11/2017	1,230,396	1,056,323	0.10%
Carlyle Realty Partners VI, L.P.(a)(d)	North America	4/25/2018	115,259	76,289	0.01%
Carlyle South America Buyout Fund, L.P.(a)(d)	South America	10/31/2017	2,433,024	3,872,564	0.36%
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)	North America	4/2/2014	236,329	135,614	0.01%
Carlyle Strategic Partners II, L.P.(a)(b)(d)	North America	8/16/2013	4,323,504	3,016,395	0.28%
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	4/2/2014	165	235,488	0.02%
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)	North America	3/4/2016	480	33,562	0.00	%(c)
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)	North America	3/15/2019	144,429	136,072	0.01%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(d)	North America	12/31/2018	0	80,258	0.01%
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	4/2/2014	264,444	10,002	0.00	%(c)
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(d)	North America	9/30/2014	2,054,152	283,603	0.03%
Cerberus Institutional Overseas IV, Ltd.(a)(b)(d)	North America	7/1/2018	379,797	954,066	0.09%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(d)	North America	10/17/2019	11,398	46,635	0.00	%(c)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	7/1/2018	0	208,739	0.02%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	6/13/2016	0	123,375	0.01%
Cerberus International, Ltd. Class A(a)(b)	North America	7/1/2018	0	90,755	0.01%
Euro Wagon II, L.P.(a)(b)	Europe	7/1/2016	0	95,408	0.01%
Forward Ventures IV, L.P.(a)(b)	North America	3/29/2019	0	2,027,841	0.19%
Garrison Opportunity Fund II A, LLC(a)(b)	North America	10/4/2017	5,098,536	8,226,705	0.77%
Garrison Opportunity Fund, LLC - Series A(a)(b)	North America	10/4/2017	0	6,632	0.00	%(c)
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	148,676	41,304	0.00	%(c)

	Geographic	Acquisition			Percentage of
Investment Funds (91.93%) (continued)	Region	Date	Cost	Fair Value	Net Assets
Secondary Investments (30.87%) (continued)
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	$619,493	$122,935	0.01%
Icon Software Partners, L.P. (Class B)(a)(b)(d)	North America	9/1/2020	23,917	7,475,673	0.70%
JLL Partners Fund V, L.P.(a)(b)(d)	North America	12/30/2015	1,864,152	1,756,680	0.17%
Laverne Buyer Holdings I, LLC(a)(b)	North America	4/10/2018	0	2,606,053	0.24%
Laverne Buyer Holdings II, LLC(a)(b)	North America	4/10/2018	0	1,053,331	0.10%
Laverne Buyer Holdings III, LLC(a)(b)	North America	4/10/2018	7,623,867	6,657,437	0.63%
Laverne Buyer Holdings V, LLC(a)(b)	North America	4/10/2018	1,327,464	2,210,327	0.21%
Madison Dearborn Capital Partners IV(a)(b)	North America	1/11/2017	90,154	124,384	0.01%
MENA Coinvestment, L.P.(a)(b)	Middle East/North Africa	4/2/2014	256,750	198,827	0.02%
Neoma Private Equity Fund IV, L.P.(a)(b)(d)	Middle East/North Africa	12/31/2017	7,543,083	3,723,013	0.35%
New Enterprise Associates 10, L.P.(a)(b)	North America	4/5/2017	247,772	411,397	0.04%
New Enterprise Associates 9, L.P.(a)(b)	North America	6/23/2017	0	16,372	0.00	%(c)
Newport Global Opportunities Fund, L.P.(a)(b)(d)	North America	12/29/2014	21,632,698	11,760,467	1.10%
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	10/17/2019	97,255	110,995	0.01%
OCM Opportunities Fund VII, L.P.(a)(b)	North America	10/17/2019	8,734	10,132	0.00	%(c)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)(d)	North America	10/17/2019	0	16,112	0.00	%(c)
OCM Opportunities Fund VIIb, L.P.(a)(b)(d)	North America	10/17/2019	0	1,373	0.00	%(c)
Passero 18, L.P.(a)(b)(d)	North America	6/22/2018	25,001,187	28,471,589	2.67%
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	10/16/2017	0	3,741	0.00	%(c)
PIMCO Bravo Fund, L.P.(a)(b)	North America	10/16/2017	0	19,741	0.00	%(c)
Revelstoke Single Asset Fund I, L.P.(a)(b)(d)	North America	8/26/2019	13,096,376	22,889,002	2.15%
Riverside Micro-Cap Fund III, L.P.(a)(d)	North America	5/1/2019	9,150,930	21,692,332	2.04%
Riverstone Global Energy and Power Fund V, L.P.(a)(d)	North America	9/30/2014	19,379,784	7,766,719	0.73%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(d)	North America	9/30/2014	5,494,943	396,124	0.04%
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(b)(d)	North America	5/31/2019	755,993	198,798	0.02%
SCP Private Equity Fund I, L.P.(a)(b)	North America	8/30/2018	211,080	237,856	0.02%
SCP Real Assets Fund I, L.P.(a)(b)	North America	8/30/2018	31,882	32,642	0.00	%(c)
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	9/30/2016	0	7,826	0.00	%(c)
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	12/31/2016	1,832,025	7,990,345	0.75%
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	12/31/2016	122,510	523,195	0.05%
Strategic Value Global Opportunity Master Fund, L.P.(a)(b)	North America	12/31/2016	0	68,005	0.01%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	12/31/2016	3,203,390	29,172,820	2.74%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	12/31/2016	275,741	2,429,450	0.23%
Styx International, Ltd. Series 1(a)(b)	North America	7/1/2018	212,243	290,712	0.03%
Styx International, Ltd. Series 4(a)(b)	North America	7/1/2018	100,074	137,072	0.01%
Styx International, Ltd. Series 5(a)(b)	North America	7/1/2018	46,348	63,484	0.01%
SVRF (Offshore) Holdings, Ltd.(a)(b)	North America	7/1/2018	23,928	32,198	0.00	%(c)
TPG AAF Partners N-A, L.P.(a)(b)(d)	North America	6/21/2021	3,540,099	3,540,099	0.33%
Varde Investment Partners L.P.(a)(b)	North America	9/30/2016	1,363	2,293	0.00	%(c)
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(d)	Europe	8/7/2019	11,207,552	13,842,951	1.30%
Warburg Pincus Energy, L.P.(a)(b)(d)	North America	9/28/2018	2,724,389	2,308,635	0.22%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	9/29/2017	29,084,106	29,173,192	2.74%
Warrior Buyer Holdings, LLC(a)(b)	North America	10/2/2018	28,293,505	29,082,099	2.73%
WLR Recovery IV, L.P.(a)(d)	North America	7/1/2016	0	3,371,037	0.32%
Total Secondary Investments			264,196,821	328,607,977
Total Investment Funds			$753,908,625	$978,664,803

	Geographic	Acquisition	Shares/Par			Percentage of
Direct Investments (0.21%)	Region	Date	Value	Cost	Fair Value	Net Assets
Interlink Maritime Corp.(a)(b)(e)	North America	6/13/2014	80,000	$3,000,000	$2,243,512	0.21%
Total Direct Investments				$3,000,000	$2,243,512

Common Stock (0.06%)	Shares	Cost	Fair Value
Patriot National Bancorp(b)	76,900	33,618	702,097
Total Common Stock		$33,618	$702,097

Short-Term Investments (8.75%)		Cost	Fair Value
Money Market Funds (8.75%)
Federated Hermes U.S. Treasury Cash Reserves, Class Institutional, 0.01%(f)		44,258,720	44,258,720
Fidelity Treasury Only Money Market Fund, 0.01%(f)		15,070,935	15,070,935
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 0.00%(f)		15,070,819	15,070,819
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 0.01%(f)		15,070,762	15,070,762
Morgan Stanley Institutional Liquidity Fund, Class I, 0.01%(f)		3,674,665	3,674,665
Total Money Market Funds		93,145,901	93,145,901
Total Short-Term Investments		$93,145,901	$93,145,901

Total Investments (100.95%)		$850,088,144	$1,074,756,313
Liabilities in Excess of Other Assets (-0.95%)			(10,142,137
Net Assets (100.00%)			$1,064,614,176

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $980,908,315, which represents approximately 92.14% of net assets as of June 30, 2021.
(b)	Non-income producing security.
(c)	Rounds to less than 0.005%
(d)	The Fund held unfunded commitments in the investment as of June 30, 2021. Total unfunded commitments amount to $356,595,855 as of June 30, 2021.
(e)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.21% of Net Assets. The total value of these securities is $2,243,512.
(f)	The rate shown is the annualized 7-day yield as of June 30, 2021.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2021	Fund Delivering	U.S. $ Value at June 30, 2021	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	09/17/21	USD	43,058,118	BRL	43,878,952	$(820,834)
						$(820,834)

Investments as of June 30, 2021

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	19.67%
Primary Investments	41.39%
Secondary Investments	30.87%
Total Investment Funds	91.93%
Direct Investments	0.21%
Common Stock	0.06%
Short-Term Investments
Money Market Fund	8.75%
Total Investments	100.95%
Liabilities in excess of other assets	(0.95%)
Total Net Assets	100.00%

See accompanying Notes to Schedule of Investments.

CPG CARLYLE COMMITMENTS FUND, LLC

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

CPG Carlyle Commitments Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of June 30, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Direct Investments	$–	$–	$2,243,512	$2,243,512
Common Stocks	702,097	–	–	702,097
Short-Term Investments	–	93,145,901	–	93,145,901
TOTAL	$702,097	$93,145,901	$2,243,512	$96,091,510
Other Financial Instruments
Forward Foreign Currency Contracts	$–	$(820,834)	$–	$(820,834)
TOTAL	$–	$(820,834)	$–	$(820,834)

The Master Fund held Investment Funds with a fair value of $978,664,803, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of June 30, 2021, as investments in Investment Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.

The Master Fund held Investment Funds with a fair value of $978,664,803, that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of June 30, 2021. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of April 1, 2021	$2,030,605	$2,030,605
Purchases	-	-
Sales	-	-
Realized Gain	-	-
Change in Unrealized Appreciation/(Depreciation)	212,907	212,907
Transfer in	-	-
Transfer out	-	-
Balance as of June 30, 2021	$2,243,512	$2,243,512
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2021	$212,907	$212,907

The amount of the net change in unrealized appreciation/depreciation for the period ended June 30, 2021 relating to investments in Level 3 assets still held at June 30, 2021 is $212,907.